ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Technology rights for licensed seeds	74,723	78,323
Distribution network	6,739	6,739
Trademark and certificates	1,687	-
Others	4,763	4,763

	87,912	89,825
Accumulated amortization	(54,366)	(59,926)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	29,232	25,585

Amortization expenses for the years ended September 30, 2010, 2011 and 2012 were RMB9,692, RMB8,870 and RMB5,846, respectively.

No impairment provision has been charged for the years ended September 30, 2010, 2011 and 2012.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2013	4,619
2014	3,786
2015	3,108
2016	2,645
2017	1,616

Total	15,774

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights amortized over an average usage period of 5 years and charged to general and administrative expenses.